FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Schedule of financial liabilities measured at fair value

As at December 31, 2017:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
Convertible Note	$—	$—	$20,007,559	$20,007,559
Derivative financial liabilities	$—	$—	$36,829,030	$36,829,030

As at December 31, 2018:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
Convertible Note	$—	$—	$14,617,336	$14,617,336
Derivative financial liabilities	$—	$—	$190,303	$190,303

Schedule of financial assets and financial liabilities carrying amounts

		December 31,	December 31,	December 31,
	Note	2018	2017	2016
Amortized cost
Cash and cash equivalents	6	$9,242,809	$17,507,157	$22,954,571
Cash held in escrow	7	—	—	70,000,000
Accounts receivable	8	647,143	1,334,923	3,117,474
Restricted cash	11	439,736	478,260	449,760
		$10,329,688	$19,320,340	$96,521,805

Other financial liabilities at amortized cost
Accounts payable and accrued liabilities	13	$6,852,539	$1,844,955	$2,490,943

Financial liabilities at fair value through profit and loss
Convertible Note (current)	15	1,423,224	4,261,597	—
Derivative liability from financing (current)	15	—	19,997,345	—
Convertible Note (non-current)	15	13,194,112	15,745,962	—
Derivative liability from financing (non-current)	15	190,303	16,831,685	—
		$21,660,178	$58,681,544	$2,490,943